Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net loss for the period	$ (2,815)	$ (3,172)	$ (6,095)	$ (4,708)	$ (11,138)
Adjustments to reconcile loss to net cash provided by (used in) operating activities	205	634	722	(417)
Total net cash used in operating activities	(2,610)	(2,538)	(5,373)	(5,125)
Cash flows from investing activities:
Proceeds from sales of marketable securities				1,847
Purchase of fixed assets	(3)	(21)	(4)	(32)
Total net cash provided (used) in investing activities	(3)	(21)	(4)	1,815
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance expenses		(89)	4,482	(98)
Total net cash provided by (used in) financing activities		(89)	4,482	(98)
Effect of exchange rate changes on cash and cash equivalents	156	(133)	105	(262)
Decrease in cash, cash equivalents and restricted cash	(2,457)	(2,781)	(790)	(3,670)
Cash, cash equivalents and restricted cash at the beginning of the period	8,849	14,845	7,182	15,734	15,734
Cash, cash equivalents and restricted cash at the end of the period	6,392	12,064	6,392	12,064	$ 7,182
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based payment	217	142	459	283
Depreciation	26	46	115	108
Revaluation of marketable equity securities	5	18	46	(1,393)
Exchange rate changes on cash and cash equivalents	(156)	133	(105)	262
Changes in assets and liabilities:
Decrease in trade receivables	99	30	80	97
Decrease in other receivables	128	189	49	31
Increase (decrease) in trade payables	(250)	91	(143)	104
Changes in operating lease liability	146	(38)	121	18
Increase (decrease) in other accounts payable	(10)	23	100	73
Adjustments to reconcile loss to net cash provided by (used in) operating activities	205	634	722	(417)
Operating leases
Cash payments for operating leases	111	133	223	265
Non-cash activity
Right of use asset increase, resulted from lease modification				637
Lease liability increase, resulted from lease modification				726
Finance expenses resulted from lease modification				$ 89